CONDENSED CONSOLIDATED STATEMENTS OF EQUITY - USD ($) $ in Thousands	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive loss	Non controlling interest
Balance (Predecessor) at Mar. 31, 2016	$ 2,305,554	$ 4,707	$ 166,604	$ 2,135,075	$ (6,866)	$ 6,034
Total comprehensive loss | Predecessor	(653,489)			(660,118)	(3,478)	10,107
Stock option expense/activity | Predecessor	1,146		1,146
Amortization/cancellation of restricted stock units | Predecessor	(2,152)	5	(2,529)	372
Balance (Predecessor) at Mar. 31, 2017	1,651,059	4,712	165,221	1,475,329	(10,344)	16,141
Total comprehensive loss | Predecessor	(1,649,344)			(1,646,909)	(2,435)
Stock option expense/activity | Predecessor	390		390
Cancellation/forfeiture of restricted stock units | Predecessor	1,254		1,254
Amortization of restricted stock units | Predecessor	2		2
Cash paid to noncontrolling interests | Predecessor	(1,200)					(1,200)
Balance (Predecessor) at Jul. 31, 2017	2,161	4,712	166,867	(171,580)	(12,779)	14,941
Balance at Jul. 31, 2017	1,057,084	18	1,055,391			1,675
Cancellation of Predecessor equity | Predecessor	(486)	(4,712)	(166,867)	171,580	12,779	(13,266)
Issuance of Successor common stock and warrants	1,055,409	18	1,055,391
Total comprehensive loss	(38,873)			(39,266)	(147)	540
Issuance of common stock	2	4	(2)
Amortization/cancellation of restricted stock units	3,731		3,731
Balance at Dec. 31, 2017	$ 1,021,944	$ 22	$ 1,059,120	$ (39,266)	$ (147)	$ 2,215